Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies [Abstract]
Commitments and contingencies
9.	Commitments and contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(a)	Commitments under Contracts for BWMS Installation

On November 15, 2018, the Company entered into contracts to purchase and install ballast water management systems ("BWMS") on its dry bulk carriers, as amended on October 20, 2019, following the acquisition of the Magic Sun and the Magic Moon. The Company expects that the BWMS installation on its vessels will be completed during the vessels' upcoming dry-docking in 2020 and estimates that the contractual obligations related to these purchases, excluding installation costs, will be approximately €0.7 million (or $0.8 million on the basis of a Euro/US Dollar exchange rate of €1.0000/$1.1213 as of December 31, 2019). These costs will be capitalized and depreciated over the remainder of the life of each vessel. As of December 31, 2019, the Company had advanced $182,627 in connection with the subject orders which are included in Prepaid expenses and other current assets in the accompanying consolidated balance sheet.

(b)	Commitments under long-term lease contracts

During the year ended December 31, 2019, the Company reported lease income (gross of charterers' commissions amounting to $302,556, which excludes the non-cash effect of amortization of deferred ballast revenue amounting to $119,006) of $6.2 million. The Company's future minimum contracted lease payments (gross of charterers' commissions), based on vessels' commitment to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2019, was $4.2 million, all due within the next 12 months. This amount does not include any assumed off-hire days.